Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held	12 Months Ended
Dec. 31, 2023
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held

10.Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held

	Year ended December 31,
	2023	2022
		Restated
Net finance income (expense) from insurance contracts
Interest accreted to insurance contracts	(1,889.5)	(433.6)
Effect of changes in interest rates and other financial assumptions	(263.2)	2,448.0
	(2,152.7)	2,014.4

Net finance income (expense) from reinsurance contract assets held
Interest accreted to reinsurance contract assets held	502.0	122.3
Effect of changes in interest rates and other financial assumptions	45.1	(519.4)
	547.1	(397.1)
Net finance income (expense) from insurance contracts and reinsurance contract assets held	(1,605.6)	1,617.3

Investment income(1)
Interest and dividends	1,896.2	961.8
Share of profit of associates	1,022.2	1,022.4
Net gains (losses) on investments	1,949.5	(1,573.2)
	4,867.9	411.0
Net financial result	3,262.3	2,028.3
(1)

Interest and dividends, share of profit of associates and net gains (losses) on investments as presented in the consolidated statement of earnings, which includes amounts reported by the non-insurance companies and the group holding companies as disclosed in note 23.

The company’s capital management objectives, which are discussed in the Capital Management section of note 22, include maintaining sufficient liquid resources at the holding company and operating company levels to meet company obligations while remaining opportunistic in deploying capital. As a result, there is not a direct relationship between the company’s net finance income or expenses from insurance contracts and reinsurance contract assets held and the investment return on the portfolio investments. Certain of the company’s investments, principally within the fixed income portfolio, are subject to interest rate risk (as discussed in note 22) and the net gains or losses on those investments which may result from changes in market interest rates may not correspond directly with changes in the company’s net finance income (expense) from insurance contracts and reinsurance contract assets held. While net insurance finance income or expense reflects the effects and changes in time value of money and financial risk related to these net liabilities, investment returns are based on the company’s overall investment strategy.